Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Lease expense	$ 67,142	$ 57,499
Interest expense	5,080	4,192	$ 1,978
Amortization expenses of ROU assets	62,062	53,307	19,643
Amortization expenses of ROU assets			17,664
Cash paid for operating leases	$ 116,298	$ 120,617	$ 54,624